UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-CSRS


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES


Investment Company Act file number 811-3189

Name of Fund:  Summit Cash Reserves Fund of Financial Institutions
               Series Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Terry K. Glenn, President, Summit Cash Reserves Fund of Financial Institutions Series Trust,
800 Scudders Mill Road, Plainsboro, NJ,  08536.  Mailing address:
P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 05/31/04

Date of reporting period: 06/01/03 - 11/30/03

Item 1 - Attach shareholder report



(BULL LOGO)
Merrill Lynch Investment Managers


www.mlim.ml.com


Summit
Cash Reserves
Fund
Of Financial Institutions Series Trust


Semi-Annual Report
November 30, 2003



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Statements and other information herein are as dated and are subject to change.



Summit Cash Reserves Fund of
Financial Institutions Series Trust
Box 9011
Princeton, NJ
08543-9011



Summit Cash Reserves Fund


Officers and Trustees


Terry K. Glenn, President and Trustee
James H. Bodurtha, Trustee
Joe Grills, Trustee
Herbert I. London, Trustee
Andre F. Perold, Trustee
Roberta Cooper Ramo, Trustee
Robert S. Salomon, Jr., Trustee
Stephen B. Swensrud, Trustee
Kevin J. McKenna, Senior Vice President
Richard J. Mejzak, Vice President
Donald C. Burke, Vice President and Treasurer
Phillip S. Gillespie, Secretary



Custodian
The Bank of New York
100 Church Street
New York, NY 10286


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210



SUMMIT CASH RESERVES FUND, NOVEMBER 30, 2003



A Letter From the President


Dear Shareholder

As 2003 closes, it seems appropriate to reflect on what has been a meaningful year in many respects. We saw all-out war begin and end in Iraq, equity market uncertainty turned to strength and sub par gross domestic product growth of 1.4% in the first quarter of 2003 grew to an extraordinary 8.2% in the third quarter. Amid the good news, fixed income investments, which had become the asset class of choice during the preceding three-year equity market decline, faced new challenges.

Earlier in the year, the Federal Reserve Board continued its accommodative monetary policy, lowering the Federal Funds rate in June to 1%, its lowest level since 1958. With this move, long-term interest rates continued to be volatile, as investors began to anticipate the impact of future Federal Reserve Board policy and economic revitalization. As of the end of November 2003, the ten-year Treasury bond was yielding 4.34%. This compared to a yield of 3.37% six months earlier and 4.22% one year ago.

Against this backdrop, our portfolio managers continued to work diligently to deliver on our commitment to provide superior performance within reasonable expectations for risk and return. With that said, remember that the advice and guidance of a skilled financial advisor often can mean the difference between successful and unsuccessful investing. A financial professional can help you choose those investments that will best serve you as you plan for your financial future.

Finally, I am proud to premiere a new look to our shareholder communications. Our portfolio manager commentaries have been trimmed and organized in such a way that you can get the information you need at a glance, in plain language. Today's markets are confusing enough. We want to help you put it all in perspective. The report's new size also allows us certain mailing efficiencies. Any cost savings in production or postage are passed on to the Fund and, ultimately, to Fund shareholders.

We thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to serving you in the months and years ahead.


Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Trustee



SUMMIT CASH RESERVES FUND, NOVEMBER 30, 2003



A Discussion With Your Fund's Portfolio Manager


We believe the Federal Reserve Board will maintain lower short-term interest rates in the near term, and this should present opportunity further out on the yield curve.


How did the Fund perform in light of the existing market conditions?

For the six-month period ended November 30, 2003, Summit Cash
Reserves Fund's Class A and Class B Shares had net annualized yields of .63% and .12%, respectively.* The Fund's seven-day yield as of November 30, 2003 was .42% for Class A Shares and .11% for Class B Shares.

The average portfolio maturity for Summit Cash Reserves Fund at November 30, 2003 was 68 days, compared to 54 days at May 31, 2003.

We began the period with a strategically reduced portfolio duration in anticipation of the June Federal Open Market Committee meeting. At that time, front-end yields continued to favor the likelihood of a half-point (.50%) interest rate cut, although we believed less aggressive action was warranted. To avoid investing at these levels, we targeted much shorter maturities, reducing duration until better opportunities arose. The Federal Reserve Board ultimately cut interest rates by only .25%, targeting a Federal Funds level of 1%. In response to this action, bond yields rose sharply. Notably, the yield on the two-year Treasury climbed above 1.50%, a fairly significant move when compared to the previous low of 1.09%. The magnitude of this move presented tremendous value in our estimation, and we then extended the Fund's duration into the high 60-day range.


How did you manage the Fund during the period?

The Fund continued to be positioned in a barbelled manner. Investments were split in the three-month-and-under sector and the longer-than-one-year sector. We employed this strategy because we saw no pickup in yield in the three-month - one-year sector. The yield curve was flat in this area, with no increase in yield until the 15-month - two-year sector.


*Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.


For the balance of the period, about 50% of the portfolio was invested in variable rate products, which we consider consistent with the short end of our investment spectrum. This position served as part of the barbell trade and to protect the portfolio if interest rates did rise.

In August, a series of favorable economic data sent the yield on the two-year note even higher, this time over 2%. We viewed this as somewhat of an overreaction by the market. Although conditions were improving, the economy still had to wrestle with high unemployment, lackluster capital expenditures and anemic inflation. Under these circumstances, we felt confident that the Federal Reserve Board would be inclined to keep interest rates low. Thus, the higher yields available at this time were particularly attractive. We considered this a buying opportunity and extended portfolio duration from the 60-day range to the 70-day range.

In general, sectors with maturities of 12 months or less held firm throughout the period, offering yields only slightly higher than overnight financing levels. Seeing minimal value, we sold these sectors and favored the 15-month - 18-month area where the curve became much steeper. Due to the tightening of quality spreads, our focus was typically on government and agency issues. When yield volatility rose, we were able to capitalize by adding callable notes that provided both higher coupons and option-adjusted spreads in this environment.

In the final months of the period, with the assumption that the Federal Reserve Board would remain on the sidelines, we observed the establishment of trading ranges. Since then, we have been active in selling the lower end and buying the higher end of the trading range. On the two-year Treasury note, for example, we would set 1.5% as a sell zone and 2% as a buying opportunity. When interest rates trend lower, we intend to shorten our average duration to the 55-day range. As the two-year note reaches that 2% level, we would feel comfortable in the 65-day - 70-day range.



SUMMIT CASH RESERVES FUND, NOVEMBER 30, 2003



How would you characterize the Fund's position at the close of the period?

After dipping 1.45% in early October, the two-year note surged to 2.10% by the end of November. Based on our belief that short-term interest rates would remain low for some time, we extended duration to the 70-day range at this time. We will continue to be opportunistic sellers should yields retrace to the 1.50% area. However, we believe current levels represent value and, therefore, we feel comfortable holding the average portfolio maturity at the longer end of the range.

The portfolio's composition at the end of the November period and as of our last report to shareholders is as follows:


                                         11/30/03       5/31/03

Bank Notes                                  --             5.4%
Certificates of Deposit--European           --             1.1
Certificates of Deposit--Yankee++           8.0%          10.8
Commercial Paper                           32.6           21.4
Corporate Notes                             --             0.5
Funding Agreements                          4.5            3.8
Medium-Term Notes                           8.3           13.4
Municipal Notes                             --             0.5
Promissory Notes                            0.3            0.3
U.S. Government, Agency &
  Instrumentality Obligations--
  Discount                                  5.1            --
U.S. Government, Agency &
  Instrumentality Obligations--
  Non-Discount                             41.5           42.7
U.S. Treasury Bonds & Notes                 0.3            --
Other Assets Less Liabilities               --             0.1
Liabilities in Excess of Other Assets      (0.6)           --
                                          ------         ------
Total                                     100.0%         100.0%
                                          ======         ======

++U.S. branches of foreign banks.


Richard J. Mejzak
Vice President and Portfolio Manager


December 11, 2003



SUMMIT CASH RESERVES FUND, NOVEMBER 30, 2003



Schedule of Investments                                             (In Thousands)
                               Face         Interest       Maturity
Issue                         Amount         Rate*           Date            Value
Certificates of Deposit--Yankee--8.0%

Abbey National               $    400        1.065++%       4/02/2004     $    400
Treasury
Services PLC, NY

BNP Paribas, NY                 4,000        1.04++         3/08/2004        4,000

Canadian Imperial               5,000        1.14++        12/15/2004        5,000
Bank of
Commerce, NY

Societe
Generale, NY                    3,000        1.05++         2/12/2004        3,000

Total Certificates of Deposit--Yankee
(Cost--$12,400)                                                             12,400


Commercial Paper--32.6%

ANZ (Delaware), Inc.            2,000        1.075          1/09/2004        1,998

Amstel Funding
Corp.                           4,000        1.07          12/15/2003        3,998

Den Norske Bank
ASA                             1,000        1.08          12/22/2003        1,000

Dorada Finance Inc.             1,000        1.10           1/22/2004          999

Falcon Asset                    4,000        1.05          12/16/2003        3,998
Securitization                  3,000        1.05          12/22/2003        2,998

HBOS Treasury                   5,500        1.07          12/09/2003        5,499
Services

Morgan Stanley                  5,000        1.142++        1/09/2004        5,000
Group, Inc.

PB Finance                      2,000        1.13           1/16/2004        1,997
(Delaware)                        300        1.14           2/03/2004          299
                                4,000        1.13           2/10/2004        3,991

Preferred                       5,500        1.05          12/05/2003        5,499
Receivables
Funding Corp.

Sigma Finance                   3,000        1.07++        12/05/2003        3,000
Corporation                     2,000        1.08++         5/17/2004        2,000

Spintab AB                      5,000        1.06          12/12/2003        4,998

Transamerica                    3,000        1.06          12/11/2003        2,999
Finance
Corporation

Total Commercial Paper
(Cost--$50,273)                                                             50,273


Funding Agreements--4.5%

General Electric                2,000        1.17++        10/01/2004        2,000
Capital Corp.

Pacific Life                    5,000        1.20++         2/02/2004        5,000
Insurance Co.

Total Funding Agreements
(Cost--$7,000)                                                               7,000




                               Face         Interest       Maturity
Issue                         Amount         Rate*           Date            Value
Medium-Term Notes--8.3%

American Honda               $  3,000        1.38++%        2/17/2004     $  3,003
Finance Corp.

BMW US Capital                    500        1.12++        12/10/2003          500
Group

Bank of Scotland                3,000        1.25++         1/16/2004        3,000
PLC                             2,000        1.18++         1/23/2004        2,000

General Electric                2,000        1.15++        12/16/2004        2,000
Capital Corp.

Household                         800        1.13++         8/18/2004          800
Finance Corp.

Salomon, Smith                  1,500        1.28++        12/19/2003        1,500
Barney Holdings,
Inc.

Total Medium-Term Notes
(Cost--$12,802)                                                             12,803


Promissory Notes--0.3%

Morgan Stanley                    500        1.222++        2/02/2004          500
Group, Inc.

Total Promissory Notes
(Cost--$500)                                                                   500


U.S. Government, Agency & Instrumentality
Obligations--Discount--5.1%

Fannie Mae                      5,850        1.072          2/11/2004        5,838

Freddie Mac                     1,548        1.04          12/10/2003        1,548

Total U.S. Government, Agency &
Instrumentality Obligations--Discount
(Cost--$7,385)                                                               7,386


U.S. Government, Agency & Instrumentality
Obligations--Non-Discount--41.5%

Fannie Mae                      4,000        0.983++        1/16/2004        4,000
                                1,000        2.20           1/14/2005        1,001
                                5,000        1.05++         1/18/2005        4,997
                                  450        7.00           7/15/2005          486
                                  240        2.125          8/19/2005          241
                                  735        2.06           8/26/2005          736
                                1,250        2.11           8/26/2005        1,253
                                  450        2.07          10/21/2005          450
                                  450        2.10          10/21/2005          450

Federal Farm                    2,000        0.978++       12/24/2003        2,000
Credit Bank                     1,000        1.00++         2/23/2004        1,000
                                  750        1.00++         3/01/2004          750
                                6,000        0.995++        4/07/2004        5,999
                                3,000        0.99++         6/21/2004        3,000
                                9,000        1.00++         2/07/2005        8,998
                                5,000        1.028++        2/24/2005        4,999
                                  700        1.04++         2/21/2006          700
                                  500        1.07++         2/20/2008          500



SUMMIT CASH RESERVES FUND, NOVEMBER 30, 2003



Schedule of Investments (concluded)                                 (In Thousands)
                               Face         Interest       Maturity
Issue                         Amount         Rate*           Date            Value
U.S. Government, Agency & Instrumentality
Obligations--Non-Discount (concluded)

Federal Home                 $  1,000        0.975++%      12/29/2003     $  1,000
Loan Bank                       2,400        3.75           4/15/2004        2,424
                                1,000        1.01++         7/06/2004        1,000
                                  500        3.875         12/15/2004          512
                                  800        4.125          1/14/2005          823
                                1,625        1.50           5/13/2005        1,616

Freddie Mac                     1,000        2.29          10/28/2005        1,002
Participation                     500        2.41          11/04/2005          502
Certificates                    2,300        1.125++       11/07/2005        2,300
                                  750        2.30          11/17/2005          751
                                1,000        2.35          12/09/2005        1,000

Student Loan                   10,000        1.166++        2/12/2004       10,000
Marketing
Association

Total U.S. Government, Agency & Instrumentality
Obligations--Non-Discount (Cost--$64,476)                                   64,490


U.S. Treasury Bonds & Notes--0.3%

U.S. Treasury Notes               400        1.25           5/31/2005          397

Total U.S. Treasury Bonds & Notes
(Cost--$401)                                                                   397

Total Investments  (Cost--$155,237)--100.6%                                155,249
Liabilities in Excess of Other Assets--(0.6%)                                (988)
                                                                          --------
Net Assets--100.0%                                                        $154,261
                                                                          ========

*Commercial Paper and certain U.S. Government Agency &
Instrumentality Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates through maturity. The interest rates on variable rate securities are adjusted periodically based on appropriate indexes. The interest rates shown are the rates in effect at November 30, 2003.

++Variable rate notes.

See Notes to Financial Statements.



SUMMIT CASH RESERVES FUND, NOVEMBER 30, 2003



Statement of Assets and Liabilities

As of November 30, 2003
Assets

               Investments, at value (identified cost--$155,236,825*)                                       $   155,248,702
               Cash                                                                                                     175
               Receivables:
                  Interest                                                                $       158,135
                  Beneficial interest sold                                                         15,812           173,947
                                                                                          ---------------
               Prepaid registration fees                                                                             63,047
                                                                                                            ---------------
               Total assets                                                                                     155,485,871
                                                                                                            ---------------

Liabilities

               Payables:
                  Securities purchased                                                          1,000,000
                  Beneficial interest redeemed                                                     65,178
                  Distributor                                                                      57,694
                  Other affiliates                                                                 39,270
                  Investment adviser                                                               26,354
                  Dividends to shareholders                                                         2,926         1,191,422
                                                                                          ---------------
               Accrued expenses and other liabilities                                                                33,172
                                                                                                            ---------------
               Total liabilities                                                                                  1,224,594
                                                                                                            ---------------

Net Assets

               Net assets                                                                                   $   154,261,277
                                                                                                            ===============

Net Assets Consist of

               Class A Shares of beneficial interest, $.10 par value, unlimited number
               of shares authorized                                                                         $     5,739,044
               Class B Shares of beneficial interest, $.10 par value, unlimited number
               of shares authorized                                                                               9,685,896
               Paid-in capital in excess of par                                                                 138,824,460
               Unrealized appreciation on investments--net                                                           11,877
                                                                                                            ---------------
               Net Assets                                                                                   $   154,261,277
                                                                                                            ===============

Net Asset Value

               Class A--Based on net assets of $57,396,145 and 57,390,441 shares of
               beneficial interest outstanding                                                              $          1.00
                                                                                                            ===============
               Class B--Based on net assets of $96,865,132 and 96,858,960 shares of
               beneficial interest outstanding                                                              $          1.00
                                                                                                            ===============

*Cost for Federal income tax purposes. As of November 30, 2003, net unrealized appreciation for Federal income tax purposes amounted to $11,877, of which $22,598 related to appreciated securities and $10,721 related to depreciated securities.

See Notes to Financial Statements.



SUMMIT CASH RESERVES FUND, NOVEMBER 30, 2003



Statement of Operations

For the Six Months Ended November 30, 2003
Investment Income

               Interest and amortization of premium and discount earned                                     $     1,019,597

Expenses

               Investment advisory fees                                                   $       429,098
               Distribution fees--Class B                                                         421,946
               Transfer agent fees--Class B                                                        56,672
               Accounting services                                                                 31,948
               Professional fees                                                                   26,934
               Transfer agent fees--Class A                                                        25,571
               Registration fees                                                                   24,881
               Printing and shareholder reports                                                    16,146
               Custodian fees                                                                      11,688
               Trustee's fees and expenses                                                          5,661
               Pricing fees                                                                           899
               Other                                                                                9,246
                                                                                          ---------------
               Total expenses before waiver                                                     1,060,690
               Waiver of expenses                                                               (282,700)
                                                                                          ---------------
               Total expenses after waiver                                                                          777,990
                                                                                                            ---------------
               Investment income--net                                                                               241,607
                                                                                                            ---------------

Realized & Unrealized Gain (Loss) on Investments--Net

               Realized gain on investments--net                                                                     13,787
               Change in unrealized appreciation on investments--net                                                (5,588)
                                                                                                            ---------------
               Total realized and unrealized gain on investments--net                                                 8,199
                                                                                                            ---------------
               Net Increase in Net Assets Resulting from Operations                                         $       249,806
                                                                                                            ===============

See Notes to Financial Statements.



SUMMIT CASH RESERVES FUND, NOVEMBER 30, 2003



Statements of Changes in Net Assets
                                                                                           For the Six
                                                                                           Months Ended       For the Year
                                                                                           November 30,      Ended May 31,
Increase (Decrease) in Net Assets:                                                             2003               2003
Operations

               Investment income--net                                                     $       241,607   $     1,174,996
               Realized gain on investments--net                                                   13,787            65,754
               Change in unrealized appreciation on investments--net                              (5,588)         (116,180)
                                                                                          ---------------   ---------------
               Net increase in net assets resulting from operations                               249,806         1,124,570
                                                                                          ---------------   ---------------

Dividends & Distributions to Shareholders

               Investment income--net:
                  Class A                                                                       (179,696)         (650,373)
                  Class B                                                                        (61,911)         (524,623)
               Realized gain on investments--net:
                  Class A                                                                         (4,779)          (17,933)
                  Class B                                                                         (9,008)          (47,821)
                                                                                          ---------------   ---------------
               Net decrease in net assets resulting from dividends and distributions
               to shareholders                                                                  (255,394)       (1,240,750)
                                                                                          ---------------   ---------------

Beneficial Interest Transactions

               Net decrease in net assets derived from beneficial interest transactions      (30,938,928)       (2,830,928)
                                                                                          ---------------   ---------------

Net Assets

               Total decrease in net assets                                                  (30,944,516)       (2,947,108)
               Beginning of period                                                            185,205,793       188,152,901
                                                                                          ---------------   ---------------
               End of period                                                              $   154,261,277   $   185,205,793
                                                                                          ===============   ===============

See Notes to Financial Statements.



SUMMIT CASH RESERVES FUND, NOVEMBER 30, 2003



Financial Highlights

The following per share data and ratios                                                      Class A
have been derived from information                         For the Six
provided in the financial statements.                      Months Ended
                                                           November 30,             For the Year Ended May 31,
Increase (Decrease) in Net Asset Value:                        2003          2003        2002          2001          2000
Per Share Operating Performance

               Net asset value, beginning of period          $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                                             ----------   ----------   ----------   ----------   ----------
               Investment income--net                             .0031        .0111        .0238        .0560        .0508
               Realized and unrealized gain (loss)
               on investments--net                                .0002        .0004        .0009        .0023      (.0005)
                                                             ----------   ----------   ----------   ----------   ----------
               Total from investment operations                   .0033        .0115        .0247        .0583        .0503
                                                             ----------   ----------   ----------   ----------   ----------
               Less dividends and distributions:
                  Investment income--net                        (.0031)      (.0111)      (.0238)      (.0560)      (.0508)
                  Realized gain on investments--net             (.0001)      (.0003)      (.0003)      (.0001)           --
                                                             ----------   ----------   ----------   ----------   ----------
               Total dividends and distributions                (.0032)      (.0114)      (.0241)      (.0561)      (.0508)
                                                             ----------   ----------   ----------   ----------   ----------
               Net asset value, end of period                $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                                             ==========   ==========   ==========   ==========   ==========
               Total investment return                            .63%*        1.15%        2.42%        5.65%        5.17%
                                                             ==========   ==========   ==========   ==========   ==========

Ratios to Average Net Assets

               Expenses, net of waiver                            .58%*         .59%         .72%         .67%         .67%
                                                             ==========   ==========   ==========   ==========   ==========
               Expenses                                           .74%*         .72%         .72%         .67%         .71%
                                                             ==========   ==========   ==========   ==========   ==========
               Investment income and realized gain on
               investments--net                                   .62%*        1.14%        2.41%        5.47%        5.09%
                                                             ==========   ==========   ==========   ==========   ==========

Supplemental Data

               Net assets, end of period (in thousands)      $   57,396   $   58,062   $   52,552   $   68,962   $   52,564
                                                             ==========   ==========   ==========   ==========   ==========

*Annualized.

See Notes to Financial Statements.



SUMMIT CASH RESERVES FUND, NOVEMBER 30, 2003



Financial Highlights (concluded)

The following per share data and ratios                                                      Class B
have been derived from information                         For the Six
provided in the financial statements.                      Months Ended
                                                           November 30,             For the Year Ended May 31,
Increase (Decrease) in Net Asset Value:                        2003          2003        2002          2001          2000
Per Share Operating Performance

               Net asset value, beginning of period          $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                                             ----------   ----------   ----------   ----------   ----------
               Investment income--net                             .0006        .0035        .0162        .0497        .0432
               Realized and unrealized gain (loss)
               on investments--net                                .0002        .0004        .0009        .0024      (.0004)
                                                             ----------   ----------   ----------   ----------   ----------
               Total from investment operations                   .0008        .0039        .0171        .0521        .0428
                                                             ----------   ----------   ----------   ----------   ----------
               Less dividends and distributions:
                  Investment income--net                        (.0006)      (.0035)      (.0162)      (.0497)      (.0432)
                  Realized gain on investments--net             (.0001)      (.0003)      (.0003)      (.0001)           --
                                                             ----------   ----------   ----------   ----------   ----------

               Total dividends and distributions                (.0007)      (.0038)      (.0165)      (.0498)      (.0432)
                                                             ----------   ----------   ----------   ----------   ----------
               Net asset value, end of period                $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                                             ==========   ==========   ==========   ==========   ==========
               Total investment return                            .12%*         .38%        1.65%        4.82%        4.38%
                                                             ==========   ==========   ==========   ==========   ==========

Ratios to Average Net Assets

               Expenses, net of waiver                           1.08%*        1.36%        1.48%        1.44%        1.43%
                                                             ==========   ==========   ==========   ==========   ==========
               Expenses                                          1.50%*        1.48%        1.48%        1.44%        1.48%
                                                             ==========   ==========   ==========   ==========   ==========
               Investment income and realized gain on
               investments--net                                   .13%*         .39%        1.66%        4.78%        4.33%
                                                             ==========   ==========   ==========   ==========   ==========

Supplemental Data

               Net assets, end of period (in thousands)      $   96,865   $  127,114   $  135,601   $  164,922   $  174,683
                                                             ==========   ==========   ==========   ==========   ==========

*Annualized.

See Notes to Financial Statements.



SUMMIT CASH RESERVES FUND, NOVEMBER 30, 2003



Notes to Financial Statements


1.  Significant Accounting Policies:
Summit Cash Reserves Fund (the "Fund") is a separate fund offering a separate class of shares of Financial Institutions Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which comprises a series of separate portfolios offering a separate class of shares to select groups of purchasers. The Fund is currently the only operating series of the Trust. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. Both classes of shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class and Class B Shares bear certain expenses related to the distribution of such shares. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities with remaining maturities of greater than sixty days, for which market quotations are readily available, are valued at market value. As securities transition from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. For the purposes of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments for which market quotations are not readily available are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

(b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Repurchase agreements--The Fund invests in money market securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Fund takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Fund may be delayed or limited.

(f) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests monthly such dividends (net of non-resident alien tax and backup withholding tax) in additional fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gain or loss on investments.


2. Investment Advisory Agreement:
The Fund has entered into an Investment Management Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has entered into a Distribution Agreement and Distribution Plan with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities and equipment to provide such services to the Fund. FAM also performs certain administrative services necessary for the operation of the Trust and the Fund. For such services, FAM receives a fee from the Fund at the end of each month at the annual rate of .50% of the average daily net assets of the Fund. For the six months ended November 30, 2003, FAM earned fees of $429,098, of which $141,499 was waived.



SUMMIT CASH RESERVES FUND, NOVEMBER 30, 2003



Notes to Financial Statements (concluded)


Pursuant to the Distribution Plan adopted by the Fund in accordance with Rule 12b-1 under the investment Company Act of 1940, the Fund pays the Distributor an ongoing distribution fee accrued daily and paid monthly at the annual rate of .75% of the Fund's average daily net assets attributable to Class B Shares. This fee is used to help defray the expenses associated with marketing activities and services related to Class B Shares. For the six months ended November 30, 2003, FAM earned fees of $421,946, of which $141,201 was waived.

For the six months ended November 30, 2003, MLPF&S received contingent deferred sales charges of $127,963 relating to transactions in Class B Shares.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the six months ended November 30, 2003, the Fund reimbursed FAM $1,996 for certain accounting services.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FAMD, FDS, and/or ML & Co.


3. Shares of Beneficial Interest:
Net decrease in net assets derived from beneficial interest transactions was $30,938,928 and $2,830,928 for the six months ended November 30, 2003 and for the year ended May 31, 2003, respectively.

Transactions in shares of beneficial interest for each class were as follows:


Class A Shares for the
Six Months Ended                                             Dollar
November 30, 2003                         Shares             Amount

Shares sold                           26,969,163    $    26,969,163
Automatic conversion of shares         2,348,124          2,348,124
Shares issued to shareholders
   in reinvestment of dividends
   and distributions                     170,555            170,555
                                  --------------    ---------------
Total issued                          29,487,842         29,487,842
Shares redeemed                     (30,150,789)       (30,150,789)
                                  --------------    ---------------
Net decrease                           (662,947)    $     (662,947)
                                  ==============    ===============



Class A Shares for the                                       Dollar
Year Ended May 31, 2003                   Shares             Amount

Shares sold                           60,748,725    $    60,748,725
Automatic conversion of shares         2,485,299          2,485,299
Shares issued to shareholders
   in reinvestment of dividends
   and distributions                     595,315            595,315
                                  --------------    ---------------
Total issued                          63,829,339         63,829,339
Shares redeemed                     (58,287,890)       (58,287,890)
                                  --------------    ---------------
Net increase                           5,541,449    $     5,541,449
                                  ==============    ===============



Class B Shares for the
Six Months Ended                                             Dollar
November 30, 2003                         Shares             Amount

Shares sold                           18,941,564    $    18,941,564
Shares issued to shareholders
   in reinvestment of dividends
   and distributions                      64,461             64,461
                                  --------------    ---------------
Total issued                          19,006,025         19,006,025
Automatic conversion of shares       (2,348,124)        (2,348,124)
Shares redeemed                     (46,933,882)       (46,933,882)
                                  --------------    ---------------
Net decrease                        (30,275,981)    $  (30,275,981)
                                  ==============    ===============



Class B Shares for the                                       Dollar
Year Ended May 31, 2003                   Shares             Amount

Shares sold                          122,184,432    $   122,184,432
Shares issued to shareholders
   in reinvestment of dividends
   and distributions                     516,944            516,944
                                  --------------    ---------------
Total issued                         122,701,376        122,701,376
Automatic conversion of shares       (2,485,299)        (2,485,299)
Shares redeemed                    (128,588,454)      (128,588,454)
                                  --------------    ---------------
Net decrease                         (8,372,377)    $   (8,372,377)
                                  ==============    ===============



SUMMIT CASH RESERVES FUND, NOVEMBER 30, 2003



Electronic Delivery


The Fund is now offering electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information.
To sign up for this service, simply access this website http://www.icsdelivery.com/live and follow the instructions.
When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.



SUMMIT CASH RESERVES FUND, NOVEMBER 30, 2003



Item 2 - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address-. State here if fund will send code of ethics to shareholders without charge upon request--N/A (annual requirement only)

Item 3 - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/ independence of more than one financial expert) If no, explain why not. - N/A (annual requirement only)

Item 4 - Disclose annually only (not answered until December 15,
2003)

(a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A.

(b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

(c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.
Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

(d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs
(a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A.

(e)(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A.

(f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A.

(h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. N/A.

Item 5 - If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act, state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee in Section 3(a)(58)(B) of the Exchange Act, so state.

If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act regarding an exemption from the listing standards for audit committees. N/A

(Listed issuers must be in compliance with the new listing rules by the earlier of their first annual shareholders meeting after January 2004, or October 31, 2004 (annual requirement))

Item 6 - Reserved

Item 7 - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities. N/A

Item 8--Reserved

Item 9(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

Item 9(b)--There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge. N/A.

10(b) - Attach certifications pursuant to Section 302 of the Sarbanes-Oxley Act. Attached hereto.


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Summit Cash Reserves Fund of Financial Institutions Series Trust


By:    _/s/ Terry K. Glenn_______
       Terry K. Glenn,
       President of
       Summit Cash Reserves Fund of Financial Institutions
       Series Trust


Date: January 21, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    _/s/ Terry K. Glenn________
       Terry K. Glenn,
       President of
       Summit Cash Reserves Fund of Financial Institutions
       Series Trust


Date: January 21, 2004


By:    _/s/ Donald C. Burke________
       Donald C. Burke,
       Chief Financial Officer of
       Summit Cash Reserves Fund of Financial Institutions
       Series Trust


Date: January 21, 2004




Attached hereto as a furnished exhibit are the certifications pursuant to Section 906 of the Sarbanes-Oxley Act.